THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 14, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON SEPTEMBER 30, 2002.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:September 30, 2001


Check here if Amendment                        [X] Amendment Number :   1
This Amendment (Check only one.):              [ ] is a restatement   -----
                                               [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       SAB Capital Advisors, LLC
            -----------------------------------
Address:    712 Fifth Avenue, 42nd Floor
            -----------------------------------
            New York, NY 10019
            -----------------------------------

Form 13F File Number:      28-06341
                           ------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian Jackelow
           ---------------------------------------------
Title:     Chief Financial Officer
           ---------------------------------------------
Phone:     212-457-8010
           ---------------------------------------------

Signature, Place, and Date of Signing:

     /s/ BRIAN JACKELOW                New York, NY          November 12, 2002
------------------------------      -----------------     ----------------------
            (Signature)             (City, State)                  (Date)

Report Type ( Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1
                                          -----------
Form 13F Information Table Entry Total:       24
                                          -----------
Form 13F Information Table Value Total:     153,324
                                          -----------

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.           Form 13F File Number              Name
   ---           --------------------              ----
    1            28-06339                          SAB Capital Management, LLC


                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLETE INC         COMMON STOCK     018522102     18,445   719,400    SH              DEFINED        1      719,400    0      0

AMERICAN
 PHYSICIANS
 CAPITAL           COMMON STOCK     028884104     10,489   505,000    SH              DEFINED        1      505,000    0      0

AMERICAN TOWER
 CORP APRIL 02
 12.5 PUTS         COMMON STOCK     029912951        228     1,000    SH    PUTS      DEFINED        1        1,000    0      0

AON CORP           COMMON STOCK     037389103     38,283   911,500    SH              DEFINED        1      911,500    0      0

AON CORP APR
 40 CALLS          COMMON STOCK     037389903         43       100    SH    CALLS     DEFINED        1          100    0      0

CAPITAL ONE FINL
 CORP NOV 35 PUTS  COMMON STOCK     14040H955         35       500    SH    PUTS      DEFINED        1          500    0      0

CHEAP TICKETS INC  COMMON STOCK     162672109     28,892 1,762,800    SH              DEFINED        1    1,762,800    0      0

FASTENAL CO OCT
 50 PUTS           COMMON STOCK     311900954         21       250    SH    PUTS      DEFINED        1          250    0      0

FASTENAL CO OCT
 60 PUTS           COMMON STOCK     311900954        354       770    SH    PUTS      DEFINED        1          770    0      0

FEDEX CORP JAN 02
 35 PUTS           COMMON STOCK     31428X956        116       490    SH    PUTS      DEFINED        1          490    0      0

GLOBAL CROSSING
 LTD JAN 02 10
 CALLS             COMMON STOCK     G3921A900         11     2,250    SH    CALLS     DEFINED        1        2,250    0      0

GLOBAL CROSSING
 LTD JAN 02 10
 PUTS              COMMON STOCK     G3921A950      1,868     2,250    SH    PUTS      DEFINED        1        2,250    0      0

GREY GLOBAL GROUP
 INC.              COMMON STOCK     39787M108     13,327    24,100    SH              DEFINED        1       24,100    0      0

LAUDER ESTEE COS
 INC OCT 30 PUTS   COMMON STOCK     518439954         70     1,000    SH    PUTS      DEFINED        1        1,000    0      0

MADDEN STEVEN LTD  COMMON STOCK     556269108      3,045   300,000    SH              DEFINED        1      300,000    0      0

MAXWELL SHOE INC   CL A             577766108      9,115   651,100    SH              DEFINED        1      651,100    0      0

NETRO CORP         COMMON STOCK     64114R109      5,065 1,876,100    SH              DEFINED        1    1,876,100    0      0

ORIENT-EXPRESS
 HOTELS LTD        CL A             G67743107      7,443   531,250    SH              DEFINED        1      531,250    0      0

QWEST
 COMMUNICATIONS
 INTL INC OCT 30
 CALLS             COMMON STOCK     749121909          3       580    SH    CALLS     DEFINED        1          580    0      0

SCOTTISH ANNUITY
 & LIFE HLDG       ORD              G7885T104      6,268   413,700    SH              DEFINED        1      413,700    0      0

SHOE CARNIVAL
 INC               COMMON STOCK     824889109      9,931 1,024,840    SH              DEFINED        1    1,024,840    0      0

SKECHERS USA
 INC OCT 15 CALLS  COMMON STOCK     830566905          3       100    SH    CALLS     DEFINED        1          100    0      0

SKECHERS USA
 INC OCT 17.5
 CALLS             COMMON STOCK     830566905          1       100    SH    CALLS     DEFINED        1          100    0      0

STARBUCKS CORP
 JAN 20 PUTS       COMMON STOCK     855244959        268       500    SH    PUTS      DEFINED        1          500    0      0

PURSUANT TO RULE 24B-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.